Basis of Preparation (Tables)	9 Months Ended
Sep. 30, 2012
Basis of Preparation
Schedule of impact of adoption of new basis on the entity's statement of income
	Three Months Ended September 30, 2011		Nine Months Ended September 30, 2011
	Previously Reported	Adjusted for New Basis	Previously Reported	Adjusted for New Basis
	(Dollars in thousands)
Condensed, Consolidated Statements of Income
Depreciation of flight equipment	$468,096	$466,334	$1,380,316	$1,375,745
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	10,085	9,945	157,210	158,332
Aircraft impairment charges on flight equipment held for use	1,448,914	1,515,343	1,448,914	1,521,881
Loss before income taxes	(1,272,426)	(1,336,954)	(1,049,008)	(1,118,526)
Income tax benefit	(434,741)	(457,413)	(357,724)	(382,149)
Net loss	(837,685)	(879,541)	(691,284)	(736,377)